Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Disaggregate Revenue [Abstract]
Insurance brokerage service fees		¥ 316,692,627	¥ 273,799,682	¥ 174,056,644
MGU service fees		3,562,492	3,463,519	10,198,113
Less: business taxes and surcharges		(344,381)	(327,171)	(585,431)
Total revenues	$ 47,149,009	¥ 319,910,738	¥ 276,936,030	¥ 183,669,326